Santander Group	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [abstract]
Santander Group

2.    Santander Group

Appendices I, II and III to the consolidated annual accounts for the year ended December 31, 2017 provide relevant information on the Group companies at that date and on the companies accounted for under the equity method.

Also, Note 3 to the aforementioned consolidated annual accounts includes a description of the most significant acquisitions and disposals of companies performed by the Group in 2017, 2016 and 2015.

The most significant transactions performed or pending at June 30, 2018 are as follows:

i. Acquisition of Banco Popular Español, S.A.

Regarding the estimation of the purchase adjustments of Banco Popular, S.A. and its subsidiaries by the Parent Company, in accordance with IFRS 3, the Group has finished its assessment exercise of the identifiable assets acquired and liabilities assumed at fair value, without any modification with respect to what was recorded in 2017.

ii. Sale agreement of Banco Popular’s real estate business

In relation with Banco Popular’s real estate business, on August 8, 2017, the Group announced the transaction with the Blackstone Fund for the acquisition by the fund of 51% of, and hence the assignment of control over, part of Banco Popular's real estate business (the “Business”), which comprises a portfolio of foreclosed properties, real estate companies, non-performing loans relating to the real estate sector and other assets related to these activities owned by Banco Popular and its affiliates (including deferred tax assets allocated to specific real estate companies which are part of the transferred portfolio) registered on certain specified dates (March 31, 2017 or April 30, 2017).

The agreements were entered following of the European Commission’s unconditional authorization of the acquisition of Banco Popular by Banco Santander for the purposes of competition law.

The transaction closed on March 22, 2018 following receipt of the required regulatory authorizations and other usual conditions in this type of transactions. The transaction has consisted of the creation of various companies, being the parent company Project Quasar Investments 2017, S.L., in which Banco Popular maintains 49% of the share capital and Blackstone the remaining 51%, and to which Banco Popular and some subsidiaries has transferred the business constituted by the indicated assets, and its participation in the capital of Aliseda Real Estate Management Services, S.L. The price attributed to the contributed assets is approximately 10,000 million euros, of which approximately 70% was financed with third party bank debt. After the contribution to the vehicle by its shareholders of the necessary liquidity for the operation of the business, the 49% stake in the capital of the vehicles was recorded in the consolidated balance sheet of the Group for EUR 1,701 million in the "Investments in joint ventures and associates - entities" section, without significant impact in the profit and loss account of the Group.

iii. Sale of the 49% stake in Wizink

On March 26, 2018 the Group reported that its subsidiaries Banco Popular Español, S.A. (“Banco Popular”) and Banco Santander Totta, S.A. (“Santander Totta”) had reached an agreement with entities managed by Värde Partners, Inc. ("Varde") and with WiZink Bank, S.A. ("WiZink") under which:

i.  Banco Popular will sell Varde its 49% stake in WiZink and,

ii. Banco Popular and Santander Totta will acquire the business of credit and debit cards marketed by Popular in Spain and Portugal that WiZink had acquired in 2014 and 2016, respectively, from Popular.

With these operations, Santander Group resumes Banco Popular's debit and credit card business, which improves the commercial strategy and facilitates Banco Popular's integration process.

The operations are subject to the pertinent regulatory authorizations and other conditions in this type of operations. Santander Group estimates that the closing of the two operations will occur in the second half of 2018, without significant impact in the profit and loss account of the Group.

iv. Merger by absorption of Banco Santander with Banco Popular

On April 24, 2018 the boards of directors of Banco Santander and Banco Popular Español agreed to approve and sign the merger project by absorption of Banco Popular Español by Banco Santander.

The deed of the merger was registered with the Commercial Registry of Cantabria on September 28, 2018. See Note 1.h Events after the reporting period.

Banco Santander acquired, by universal succession, all the rights and obligations of Banco Popular, including those that had been acquired from Banco Pastor and Popular Banca Privada, by virtue of the merger of the last ones with Banco Popular that was also approved by their respective boards. This transaction has had no impact on the Group's income statement.

v. Acquisition of the retail banking and private banking business of Deutsche Bank Polska, S.A.

On December 14, 2017, the Group announced that its subsidiary Bank Zachodni WBK S.A., together with Banco Santander, S.A., had reached an agreement with Deutsche Bank, A.G. for the acquisition (through a carve out) of the retail banking and private banking business of Deutsche Bank Polska, S.A., excluding the portfolio of mortgages in foreign currency and the business of CIB (Corporate & Investment Banking), and including the asset management company named DB Securities, S.A. (Poland), for an estimated amount of EUR 305 million that will be paid in cash and shares of Bank Zachodni WBK S.A. of new issuance, by acquiring approximately 10% of the shares of Deutsche Bank Polska, S.A. and the partial split of Deutsche Bank Polska, S.A in Bank Zachodni WBK S.A and consequent capital increase in Bank Zachodni WBK S.A to be subscribed by Deutsche Bank, A.G.

The transaction was authorized on March 2, 2018 by the Polish competition regulator and it has been approved by the General Shareholders’ Meetings of Bank Zachodni WBK S.A. and Deutsche Bank Polska, S.A. Some of the corresponding Polish competition regulator authorizations are still pending.